Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 969	$ 10,115	$ 3,505
Income taxes net of refunds	124,599	188,443	105,736
Commercial Specialists Inc [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	752	0	0
Gateway Supply Company, Inc. [Member]
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	$ 0	$ 101,645	$ 0